Loans - Schedule of Aging of Past Due and Nonaccrual Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 405,220	$ 374,096
30 - 59 Days Past Due	1,033	865
60 - 89 Days Past Due	349	651
90 Days + Past Due	281	1,036
Nonaccrual	3,668	2,234
Total Past Due and Nonaccrual	5,331	4,786
Total ending loans balance	410,551	378,882
Construction & Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	17,431	12,494
60 - 89 Days Past Due	15
90 Days + Past Due		950
Total Past Due and Nonaccrual	15	950
Total ending loans balance	17,446	13,444
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	122,283	117,342
30 - 59 Days Past Due	362	15
60 - 89 Days Past Due	96	37
90 Days + Past Due	1
Nonaccrual	1,071	84
Total Past Due and Nonaccrual	1,530	136
Total ending loans balance	123,813	117,478
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	137,683	128,462
30 - 59 Days Past Due	174	111
60 - 89 Days Past Due	104	107
90 Days + Past Due		40
Nonaccrual	1,734	1,108
Total Past Due and Nonaccrual	2,012	1,366
Total ending loans balance	139,695	129,828
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	120,025	109,274
30 - 59 Days Past Due	424	616
60 - 89 Days Past Due	92	467
90 Days + Past Due	280	46
Nonaccrual	863	1,042
Total Past Due and Nonaccrual	1,659	2,171
Total ending loans balance	121,684	111,445
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	7,798	6,524
30 - 59 Days Past Due	73	123
60 - 89 Days Past Due	42	40
Total Past Due and Nonaccrual	115	163
Total ending loans balance	$ 7,913	$ 6,687